UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4888

Dreyfus Short Duration Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Short Duration
Bond Fund

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Financial Futures
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Duration
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Duration Bond Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds produced modestly positive total returns over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets — including low oil prices and ongoing economic concerns in Europe, Japan, and China — sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S.Treasury securities. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S.Treasury securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields over much of the reporting period.This trend showed signs of reversing amid heightened market volatility in early 2015, when investors began to anticipate higher short-term interest rates and greater inflationary pressures in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy as labor markets continue to strengthen and foreign currency exchange rates become less volatile.We believe U.S. monetary policy is likely to become less accommodative under these conditions, suggesting that selectivity may become a more important determinant of success in fixed-income markets.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014, through May 31, 2015, as provided by David Horsfall, CFA, and David Bowser, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Dreyfus Short Duration Bond Fund’s Class D shares produced a total return of 0.00%, Class I shares returned 0.13%, Class Y shares returned 0.13%, and Class Z shares returned 0.15%.1 In comparison, the BofA/Merrill Lynch 1-Year U.S.Treasury Note Index (the “Index”) achieved a total return of 0.10% for the same period.2

Longer term U.S. bonds encountered heightened market volatility during the reporting period amid changing economic sentiment. In contrast, yields of short-term bonds remained steady as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged. The fund’s emphasis on higher yielding securities enabled its Class I, Class Y, and Class Z shares to mildly outperform the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other instruments with similar economic characteristics.The fund invests principally in bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by The Dreyfus Corporation (“Dreyfus”).The fund may invest up to 5% of its assets in fixed income securities rated below investment grade or the unrated equivalent as determined by Dreyfus.The fund’s bond investments may include, but are not limited to bonds issued or guaranteed by the U.S. government or its agencies or instrumentalities, government and private mortgage-related securities, corporate bonds, municipal bonds, bonds of foreign governments and companies (limited to up to 30% of the fund’s assets in the aggregate, up to 5% in non-U.S. dollar-denominated bonds and up to 5% in emerging market bonds), asset-backed securities, floating rate loans (limited to up to 20% of the fund’s assets) and other floating rate securities, inflation-indexed securities and zero coupon, pay-in-kind, and step-up securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We buy and sell fixed-income securities based on credit quality, financial outlook, and yield potential. Generally, fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates. The fund generally maintains an effective duration of one year or less, but may invest in individual bonds of any duration.

U.S. Bond Market Returns Moderated

U.S. economic data moderated from previously robust levels during the final months of 2014 after the Fed ended its massive quantitative easing program, but a falling unemployment rate and improved consumer confidence continued to support the economic recovery. In early 2015, additional releases of strong employment data convinced many analysts that the Fed might raise short-term interest rates during the first half of the year.This forecast sent long-term bond yields sharply higher until weaker-than-expected data in other areas of the economy dashed expectations of imminent rate hikes. In fact, U.S. GDP contracted over the first quarter of 2015 as a strengthening U.S. dollar and severe winter weather weighed on economic activity. These drags proved transitory when the economy showed renewed signs of recovery in the spring, and long-term bond yields began to rise.

Changing investor sentiment in this environment produced heightened bond market volatility. Corporate-backed bonds suffered steep declines in December 2014 when commodity prices plummeted and investors questioned the recovery’s sustainability, but they later rebounded when these fears proved overblown. U.S.Treasury securities produced mildly positive total returns, on average, as price gains during the winter were offset by declines in the spring.

Higher Yielding Bonds Supported Relative Results

The fund generally benefited during the reporting period from overweighted exposure to higher yielding securities, including corporate securities, asset-backed securities, and commercial mortgage-backed securities. Asset-backed securities and commercial mortgages tend to be less vulnerable to instability in international markets, and they generally avoided the volatility encountered by corporate-backed bonds. Among the fund’s corporate-backed holdings, relative strength among high yield bonds more than offset weakness exhibited by securities from energy companies and commodities producers. The fund’s holdings of U.S. government securities performed in line with market averages, as did a small allocation to sovereign bonds in overseas markets.

We set the fund’s average duration in a position that was in line with the benchmark, which helped control the risks of unexpected interest-rate fluctuations. At times during the reporting period, we employed interest-rate futures contracts to set the fund’s duration position and currency forward contracts to protect the fund’s non-dollar securities from adverse currency exchange movements.

Maintaining a Constructive Investment Posture

The U.S. economic recovery seems to be back on track, and the Fed currently appears to be in no hurry to raise short-term interest rates.Therefore, we have retained the fund’s emphasis on short-duration corporate bonds, asset-backed securities, and commercial mortgage-backed securities, and we have continued to implement a roughly market-neutral interest-rate strategy.

June 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through April 1, 2016, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — BofA Merrill Lynch 1-Year U.S.Treasury Note Index is an unmanaged index tracking U.S. government securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Duration Bond Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class D	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 2.99	$ 1.75	$ 1.75	$ 2.35
Ending value (after expenses)	$ 1,000.00	$ 1,001.30	$ 1,001.30	$ 1,001.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class D	Class I	Class Y		Class Z
Expenses paid per $1,000†	$ 3.02	$ 1.77	$ 1.77	$	$ 2.37
Ending value (after expenses)	$ 1,021.94	$ 1,023.19	$ 1,023.19	$	$ 1,022.59

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .35% for Class I, .35% for Class
Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—98.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. C	2.47	11/9/20	765,000		773,064
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		519,373
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,121,243
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		556,718
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		765,778
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	[a]	1,203,949
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	[a]	528,999
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		676,897
Santander Drive Auto Receivables
Trust, Ser. 2015-1, Cl. C	2.57	4/15/21	610,000		613,827
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		618,227
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. C	2.24	4/15/20	425,000	[a]	427,171
					7,805,246
Casinos—.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	475,000	[a]	463,125
Commercial Mortgage
Pass-Through Ctfs.—4.8%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	680,000	[a,b]	715,167
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	210,000	[a,b]	214,094
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	475,000	[a,b]	471,659
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	[a]	522,988
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,429,965

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	1,000,000	[b]	1,076,592
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.56	8/15/46	850,000	[b]	912,931
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		907,393
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		901,844
					7,152,633
Consumer Discretionary—3.5%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	750,000		825,257
Comcast,
Gtd. Notes	5.90	3/15/16	500,000		520,330
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	775,000	[a]	875,516
Dana Holding,
Sr. Unscd. Notes	5.50	12/15/24	400,000		410,000
Macy’s Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		492,273
Sky,
Gtd. Notes	2.63	9/16/19	1,200,000	[a]	1,212,043
Time Warner,
Gtd. Notes	4.88	3/15/20	725,000		804,076
					5,139,495
Consumer Staples—1.2%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		500,483
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	[a]	512,640
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	725,000	[a]	758,870
					1,771,993
Energy—7.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	335,000		370,212

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	170,000		171,250
BP Capital Markets,
Gtd. Bonds	2.52	1/15/20	575,000		586,631
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,700,000	[c]	1,780,039
Ensco,
Sr. Unscd. Notes	4.70	3/15/21	1,200,000	[c]	1,242,658
EQT,
Sr. Unscd. Notes	4.88	11/15/21	340,000		362,446
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		596,218
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	910,000		979,387
Kinder Morgan
Energy Partners,
Gtd. Notes	5.95	2/15/18	1,500,000		1,652,341
NiSource Finance,
Gtd. Bonds	6.80	1/15/19	325,000		378,355
Phillips 66 Partners,
Sr. Unscd. Notes	2.65	2/15/20	540,000		538,257
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		508,949
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,029,318
Unit,
Gtd. Notes	6.63	5/15/21	250,000		245,000
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		723,544
					11,164,605
Financial—17.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	[a]	509,913
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	[a]	524,216
Ally Financial,
Gtd. Notes	4.63	6/26/15	250,000		250,469
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	625,000		612,500

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	585,000		564,525
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,028,957
Bank of America,
Sub. Notes	4.25	10/22/26	885,000		892,792
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,150,000		1,269,414
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		531,392
Brixmor Operating Partners,
Sr. Unscd. Notes	3.85	2/1/25	750,000		746,566
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		259,825
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		755,344
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	[a]	501,632
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		515,994
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	405,000	[a]	430,819
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		548,531
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.10	3/12/19	1,115,000	[b]	1,113,548
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	555,000		601,928
General Electric Capital,
Sr. Unscd. Notes	0.79	1/14/19	650,000	[b]	654,264
General Electric Capital,
Sub. Debs.	6.38	11/15/67	2,070,000	[b]	2,261,475
General Motors Financial,
Gtd. Notes	3.15	1/15/20	750,000		751,289
Goldman Sachs Group,
Sr. Unscd. Notes	1.88	11/29/23	555,000	[b]	567,979
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,710,000		1,722,081

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		506,933
International Lease Finance,
Sr. Unscd. Notes	3.88	4/15/18	500,000		513,100
Intesa Sanpaolo,
Gtd. Bonds	2.38	1/13/17	750,000		756,774
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.63	5/15/18	1,700,000		1,696,486
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	500,000	[a]	546,719
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	1,600,000		1,643,664
Pacific Lifecorp,
Sr. Unscd. Notes	6.00	2/10/20	670,000	[a]	764,487
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	665,000		760,302
Synchrony Financial,
Sr. Unscd. Bonds	3.00	8/15/19	380,000		387,322
					25,191,240
Foreign/Governmental—.3%
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	355,000		378,075
Health Care—2.9%
Abbvie,
Sr. Unscd. Notes	1.80	5/14/18	750,000		751,456
AmerisourceBergen,
Gtd. Notes	4.88	11/15/19	315,000		349,906
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	995,000		1,011,650
Fresenius Medical Care
US Finance II,
Gtd. Notes	4.13	10/15/20	250,000	[a]	255,937
Medtronic,
Gtd. Notes	2.50	3/15/20	805,000	[a]	817,023
Zimmer Holdings,
Sr. Unscd. Notes	2.70	4/1/20	1,115,000		1,124,193
					4,310,165

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrial—.7%
AECOM,
Gtd. Notes	5.75	10/15/22	410,000	[a]	425,375
Waste Management,
Gtd. Notes	6.10	3/15/18	600,000		673,249
					1,098,624
Information
Technology—.1%
Open Text,
Gtd. Notes	5.63	1/15/23	150,000	[a]	151,969
Materials—2.9%
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	250,000	[b]	255,625
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	350,000	[b]	370,563
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	575,000		623,852
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	400,000		401,682
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	1,725,000		1,893,039
Teck Resources,
Gtd. Notes	3.15	1/15/17	750,000		761,447
					4,306,208
Municipal Bonds—1.1%
Illinois
GO	5.67	3/1/18	1,500,000		1,615,365
Telecommunications—2.7%
AT&T,
Sr. Unscd. Notes	1.19	11/27/18	465,000	[b]	469,963
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	365,000		383,162
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	175,000		183,531
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	750,000		777,270
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,133,490
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	725,000		764,866

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	275,000	[a]	287,375
					3,999,657
U.S. Government Agencies/
Mortgage-Backed—2.4%
Federal Home Loan Mortgage Corp
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			1,125	[b,d]	1,125
Federal National Mortgage Association:
5.50%, 4/1/16			14,853	[d]	15,666
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB,
1.59%, 6/16/39			848,521		848,472
Ser. 2012-78, Cl. A,
1.68%, 3/16/44			1,506,170		1,503,308
Ser. 2012-46, Cl. AB,
1.77%, 11/16/38			1,174,828		1,173,393
					3,541,964
U.S. Treasury Notes—43.3%
1.50%, 6/30/16			63,385,000		64,177,313
Utilities—2.5%
AES,
Sr. Unscd. Notes	8.00	6/1/20	475,000		558,125
Dynegy,
Gtd. Notes	6.75	11/1/19	290,000	[a]	308,125
Dynegy,
Gtd. Notes	7.38	11/1/22	145,000	[a]	155,150
Enel Finance International,
Gtd. Notes	6.25	9/15/17	350,000	[a]	385,896
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000		555,049
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000		1,104,716
Sempra Energy,
Sr. Unscd. Notes	2.40	3/15/20	665,000		669,591
					3,736,652
Total Bonds and Notes
(cost $145,101,058)					146,004,329

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $519,955)	520,000 [e]	520,000

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $901,260)	901,260 [f]	901,260
Total Investments (cost $146,522,273)	99.4%	147,425,589
Cash and Receivables (Net)	.6%	816,647
Net Assets	100.0%	148,242,236

GO—General Obligation
REIT—Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities were valued at $13,970,857 or 9.4% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At May 31, 2015, the value of the fund’s securities on loan was $3,022,697 and the value of the collateral held by the fund was $3,100,785, consisting of U.S. Government and Agency securities.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government and Agencies/		Municipal Bonds	1.1
Mortgage-Backed	45.7	Short-Term/
Corporate Bonds	41.3	Money Market Investment	.9
Asset-Backed	5.3	Foreign/Governmental	.3
Commercial Mortgage-Backed	4.8		99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	16	3,501,700	September 2015	200
Financial Futures Short
U.S. Treasury 5 Year Notes	216	(25,860,938)	September 2015	(44,920)
U.S. Treasury 10 Year Notes	114	(14,556,375)	September 2015	(45,422)
Gross Unrealized Appreciation				200
Gross Unrealized Depreciation				(90,342)

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,022,697)—Note 1(c):
Unaffiliated issuers		145,621,013		146,524,329
Affiliated issuers			901,260	901,260
Cash denominated in foreign currencies			2,143	1,720
Dividends, interest and securities lending income receivable				984,745
Receivable for shares of Beneficial Interest subscribed				30,748
Prepaid expenses				32,340
				148,475,142
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				35,130
Cash overdraft due to Custodian				14,756
Payable for futures variation margin—Note 4				77,532
Payable for shares of Beneficial Interest redeemed				34,116
Accrued expenses				71,372
				232,906
Net Assets ($)				148,242,236
Composition of Net Assets ($):
Paid-in capital				152,605,372
Accumulated distributions in excess of investment income—net				(197,390)
Accumulated net realized gain (loss) on investments				(4,979,472)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($90,142) net unrealized (depreciation) on financial futures]				813,726
Net Assets ($)				148,242,236

Net Asset Value Per Share
	Class D	Class I	Class Y	Class Z
Net Assets ($)	25,879,463	8,410,773	20,966,635	92,985,365
Shares Outstanding	2,503,879	812,639	2,029,248	8,991,510
Net Asset Value Per Share ($)	10.34	10.35	10.33	10.34

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	1,193,379
Dividends;
Affiliated issuers	2,192
Income from securities lending—Note 1(c)	4,816
Total Income	1,200,387
Expenses:
Management fee—Note 3(a)	189,775
Shareholder servicing costs—Note 3(c)	115,287
Professional fees	41,527
Distribution fees—Note 3(b)	34,046
Registration fees	32,857
Trustees’ fees and expenses—Note 3(d)	23,674
Prospectus and shareholders’ reports	8,334
Custodian fees—Note 3(c)	8,036
Loan commitment fees—Note 2	941
Miscellaneous	21,521
Total Expenses	475,998
Less—reduction in expenses due to undertaking—Note 3(a)	(117,342)
Less—reduction in fees due to earnings credits—Note 3(c)	(62)
Net Expenses	358,594
Investment Income—Net	841,793
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(216,775)
Net realized gain (loss) on financial futures	(1,109,193)
Net realized gain (loss) on forward foreign currency exchange contracts	(9,169)
Net Realized Gain (Loss)	(1,335,137)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	128,719
Net unrealized appreciation (depreciation) on financial futures	488,764
Net Unrealized Appreciation (Depreciation)	617,483
Net Realized and Unrealized Gain (Loss) on Investments	(717,654)
Net Increase in Net Assets Resulting from Operations	124,139
See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	841,793	1,353,210
Net realized gain (loss) on investments	(1,335,137)	(227,664)
Net unrealized appreciation
(depreciation) on investments	617,483	210,231
Net Increase (Decrease) in Net Assets
Resulting from Operations	124,139	1,335,777
Dividends to Shareholders from ($):
Investment income—net:
Class D	(263,501)	(403,941)
Class I	(91,564)	(31,181)
Class Y	(224,915)	(101,542)
Class Z	(973,801)	(1,919,164)
Total Dividends	(1,553,781)	(2,455,828)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	3,326,652	43,241,247
Class I	392	9,338,588
Class Y	4,151,362	20,197,141
Class Z	2,563,126	32,466,517
Dividends reinvested:
Class D	227,649	373,177
Class I	91,456	30,182
Class Y	224,279	100,959
Class Z	901,828	1,782,961
Cost of shares redeemed:
Class D	(5,951,185)	(19,094,701)
Class I	(30,826)	(913,972)
Class Y	(2,722,840)	(655,370)
Class Z	(14,204,427)	(39,632,729)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(11,422,534)	47,234,000
Total Increase (Decrease) in Net Assets	(12,852,176)	46,113,949
Net Assets ($):
Beginning of Period	161,094,412	114,980,463
End of Period	148,242,236	161,094,412
Undistributed (distributions in excess of)
investment income—net	(197,390)	514,598

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class D
Shares sold	320,667	4,109,721
Shares issued for dividends reinvested	21,984	35,513
Shares redeemed	(573,733)	(1,817,383)
Net Increase (Decrease) in Shares Outstanding	(231,082)	2,327,851
Class Ia
Shares sold	38	889,644
Shares issued for dividends reinvested	8,817	2,882
Shares redeemed	(2,972)	(86,722)
Net Increase (Decrease) in Shares Outstanding	5,883	805,804
Class Ya
Shares sold	400,751	1,921,790
Shares issued for dividends reinvested	21,661	9,654
Shares redeemed	(262,918)	(62,642)
Net Increase (Decrease) in Shares Outstanding	159,494	1,868,802
Class Za
Shares sold	247,141	3,086,716
Shares issued for dividends reinvested	87,050	169,610
Shares redeemed	(1,368,641)	(3,770,379)
Net Increase (Decrease) in Shares Outstanding	(1,034,450)	(514,053)

a During the period ended November 30, 2014, 85,916 Class I shares representing $905,555 were exchanged for
85,998 ClassY shares and 1,358,185 Class Z shares representing $14,290,732 were exchanged for 1,359,727
ClassY shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class D Shares	(Unaudited)		2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.43		10.50		10.50
Investment Operations:
Investment income—net[b]	.05		.08		.00	[c]
Net realized and unrealized
gain (loss) on investments	(.04)		.01	[d]	.00	[c]
Total from Investment Operations	.01		.09		.00	[c]
Distributions:
Dividends from investment income—net	(.10)		(.16)		(.00)[c]
Net asset value, end of period	10.34		10.43		10.50
Total Return (%)	.00	[e,f]	.85		.03	[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	[g]	.71		.79	[g]
Ratio of net expenses to average net assets	.60	[g]	.60		.60	[g]
Ratio of net investment income
to average net assets	.98	[g]	.76		.05	[g]
Portfolio Turnover Rate	33.85	[f]	146.64		186.54
Net Assets, end of period ($ x 1,000)	25,879		28,532		4,274

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Amount represents less than .01%.
f Not annualized.
g Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class I Shares	(Unaudited)		2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.45		10.50		10.50
Investment Operations:
Investment income—net[b]	.06		.11		.00	[c]
Net realized and unrealized
gain (loss) on investments	(.05)		.03	[d]	.00	[c]
Total from Investment Operations	.01		.14		.00	[c]
Distributions:
Dividends from investment income—net	(.11)		(.19)		(.00)[c]
Net asset value, end of period	10.35		10.45		10.50
Total Return (%)	.13	[e]	1.31		.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	[f]	.46		.44	[f]
Ratio of net expenses to average net assets	.35	[f]	.35		.35	[f]
Ratio of net investment income
to average net assets	1.23	[f]	1.01		.30	[f]
Portfolio Turnover Rate	33.85	[e]	146.64		186.54
Net Assets, end of period ($ x 1,000)	8,411		8,428		10

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2015		Year Ended November 30,
Class Y Shares	(Unaudited)		2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period	10.43		10.50		10.50
Investment Operations:
Investment income—net[b]	.06		.11		.00	[c]
Net realized and unrealized
gain (loss) on investments	(.05)		.01	[d]	.00	[c]
Total from Investment Operations	.01		.12		.00	[c]
Distributions:
Dividends from investment income—net	(.11)		(.19)		(.00)[c]
Net asset value, end of period	10.33		10.43		10.50
Total Return (%)	.13	[e]	1.10		.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44	[f]	.44		.40	[f]
Ratio of net expenses to average net assets	.35	[f]	.35		.35	[f]
Ratio of net investment income
to average net assets	1.24	[f]	1.01		.30	[f]
Portfolio Turnover Rate	33.85	[e]	146.64		186.54
Net Assets, end of period ($ x 1,000)	20,967		19,499		10

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class Z Shares	(Unaudited)		2014	2013 [a]	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	10.44		10.50	10.61	10.73	10.80	10.84
Investment Operations:
Investment income (loss)—net[b]	.06		.10	.00 [c]	(.00)[c]	.04	.10
Net realized and unrealized
gain (loss) on investments	(.05)		.01 [d]	(.05)	.00 [c]	.02	.02
Total from Investment Operations	.01		.11	(.05)	.00 [c]	.06	.12
Distributions:
Dividends from
investment income—net	(.11)		(.17)	(.05)	(.07)	(.08)	(.16)
Dividends from net realized
gain on investments	—		—	(.01)	(.05)	(.05)	—
Total Distributions	(.11)		(.17)	(.06)	(.12)	(.13)	(.16)
Net asset value, end of period	10.34		10.44	10.50	10.61	10.73	10.80
Total Return (%)	.15	[e]	.99	(.43)	.00 [f]	.51	1.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[g]	.63	.91	.83	.81	.78
Ratio of net expenses
to average net assets	.47	[g]	.44	.64	.80	.81	.78
Ratio of net investment income
(loss) to average net assets	1.11	[g]	.92	.00 [f]	(.03)	.42	.96
Portfolio Turnover Rate	33.85	[e]	146.64	186.54	167.77	147.33	100.24
Net Assets, end of period
($ x 1,000)	92,985		104,636	110,686	137,897	165,713	195,801

a The fund commenced offering four classes of shares on November 15,2013.The existing shares were redesignated as
Class Z shares.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Amount represents less than .01%.
g Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Duration Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Class I, ClassY and Class Z. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The funds’ financial statements are prepared in accor-

dance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	7,805,246	—	7,805,246
Commercial
Mortgage-Backed	—	7,152,633	—	7,152,633

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Corporate Bonds†	—	61,333,733	—	61,333,733
Foreign Government	—	378,075	—	378,075
Municipal Bonds†	—	1,615,365	—	1,615,365
Mutual Funds	901,260	—	—	901,260
U.S. Government Agencies/
Mortgage-Backed	—	3,541,964	—	3,541,964
U.S. Treasury	—	64,697,313	—	64,697,313
Other Financial Instruments:
Financial Futures††	200	—	—	200
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(90,342)	—	—	(90,342)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2015, The Bank of New York Mellon earned $1,453 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2014 ($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	20,439,256	30,347,476	49,885,472	901,260.6
Dreyfus
Institutional
Cash
Advantage
Fund	1,786,800	4,786,264	6,573,064	—	—
Total	22,226,056	35,133,740	56,458,536	901,260.6

Certain affiliated investment companies may also invest in the fund.At May 31, 2015, Dreyfus Moderate Allocation Fund, an affiliate of the fund, held 1,071,151 Class Y shares.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $3,450,759 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2014. If not applied, $492,019 of the carryover expires in fiscal year 2018.The fund has $1,412,105 of post-enactment short-term capital losses and $1,546,635 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: ordinary income $2,455,828. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2015, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has contractually agreed, from December 1, 2014 through April 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $117,342 during the period ended May 31, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended May 31, 2015, Class D shares were charged $34,046 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, Class Z shares were charged $58,862 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $22,588 for transfer agency services and $1,263 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $62.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $8,036 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $977 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $31,634, Distribution Plan fees $5,586, Shareholder Services Plan fees $8,000, custodian fees $6,000, Chief Compliance Officer fees $2,113 and transfer agency fees $7,442, which are offset against an expense reimbursement currently in effect in the amount of $25,645.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended May 31, 2015, amounted to $57,446,341 and $50,013,479, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include pro-

visions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at May 31, 2015 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At May 31, 2015, there were no forward contracts outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of May 31, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk [1]	200	Interest rate risk [1]	(90,342)
Gross fair value of
derivatives contracts	200		(90,342)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended May 31, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[2]	Contracts[3]	Total
Interest rate	(1,109,193)	—	(1,109,193)
Foreign exchange	—	(9,169)	(9,169)
Total	(1,109,193)	(9,169)	(1,118,362)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

Financial
Underlying risk	Futures[4]
Interest rate	488,764

Statement of Operations location:

2	Net realized gain (loss) on financial futures.
3	Net realized gain (loss) on forward foreign currency exchange contracts.
4	Net unrealized appreciation on financial futures.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2015:

Average Market Value ($)
Interest rate financial futures	44,975,175

At May 31, 2015, accumulated net unrealized appreciation on investments was $903,316, consisting of $1,094,715 gross unrealized appreciation and $191,399 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)